Note 12 - Share-based Incentive Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2006
Share-based Payment Arrangement, Expense	$ 686,000	$ 461,000
Restricted Stock [Member]
Shares Issued, Price Per Share (in dollars per share)	$ 8.02		$ 20
Nonvested Resctricted Stock [Member]
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	$ 1,700,000	$ 2,100,000
Minimum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	3 years
Minimum [Member] | Nonvested Resctricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	1 year
Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	10 years
Maximum [Member] | Nonvested Resctricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)	10 years